Accounts payable and accrued liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	September 30, 2024	December 31, 2023
Accounts payable	$10,563,496	$9,050,616
Accrued liabilities	4,385,207	4,651,014

Total	$14,948,703	$13,701,630